Consolidation of ownership interest in Prudential Assurance Malaysia Berhad (Details) RM in Millions, $ in Millions						1 Months Ended		12 Months Ended
	Jan. 30, 2026 USD ($)	Jan. 30, 2026 MYR (RM)	Jan. 29, 2026	Jan. 22, 2026	Jul. 31, 2025	Jan. 22, 2026	Apr. 30, 2025 USD ($)	Dec. 31, 2025	Dec. 31, 2024 USD ($)
Detik Ria
Contingencies and related obligations
Legal proceedings provision							$ 830
Legal proceedings provision, interest rate							5.00%
Legal proceedings, settlement amount paid							$ 83
Legal proceedings, settlement amount waived									$ 33
Detik Ria | Prudential General Insurance Hong Kong Limited
Contingencies and related obligations
Proportion of ownership interests held by non-controlling interests					49.00%	30.00%		49.00%
Prudential Investment Fund - Pru Offshore Fund | Sri Han Suria Sendirian Berhad
Contingencies and related obligations
Proportion of ownership interests held by non-controlling interests	70.00%	70.00%	51.00%	19.00%
Consideration paid (received)	$ 375	RM 1,520